Financing Charges - Schedule of Financing Charges (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest Income And Interest Expense [Abstract]
Interest on long-term debt	416	421
Other	9	12
Less: Interest capitalized on construction and development in progress	(51)	(59)
Gain on interest-rate swap agreements	(11)	(12)
Interest earned on investments	(3)	(4)
Net financing charges	360	358